Accounting and Reporting Changes	12 Months Ended
Dec. 31, 2017
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Accounting and Reporting Changes

Note 2    Accounting and Reporting Changes

(a) Changes in accounting policy

(I) Annual improvements to IFRS Standards 2014 – 2016 Cycle

Effective January 1, 2017, the Company adopted certain amendments issued within the Annual Improvements to IFRS Standards 2014-2016 Cycle, as issued by the IASB in December 2016. There are various minor amendments which are effective in 2017, with other amendments being effective January 1, 2018. The currently effective amendments were applied retrospectively. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.

(II) Amendments to IAS 12 “Income Taxes”

Effective January 1, 2017, the Company adopted the amendments issued in January 2016 to IAS 12 “Income Taxes”. These amendments were applied retrospectively. The amendments clarify recognition of deferred tax assets relating to unrealized losses on debt instruments measured at fair value. A deductible temporary difference arises when the carrying amount of the debt instrument measured at fair value is less than the cost for tax purposes, irrespective of whether the debt instrument is held for sale or held to maturity. The recognition of the deferred tax asset that arises from this deductible temporary difference is considered in combination with other deferred taxes applying local tax law restrictions where applicable. In addition, when estimating future taxable profits, consideration can be given to recovering more than the asset’s carrying amount where probable. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.

(III) Amendments to IAS 7 “Statement of Cash Flows”

Effective January 1, 2017, the Company adopted the amendments issued in January 2016 to IAS 7 “Statement of Cash Flows”. These amendments were applied prospectively. These amendments require companies to provide information about changes in their financing liabilities. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.

(b) Future accounting and reporting changes

(I) IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 “Revenue from Contracts with Customers” was issued in May 2014, and replaces IAS 11 “Construction Contracts” IAS 18 “Revenue” and several interpretations. Amendments to IFRS 15 were issued in April 2016. IFRS 15 as amended is effective for annual periods beginning on or after January 1, 2018. The Company will adopt IFRS 15 effective January 1, 2018, using the modified retrospective method with no restatement of comparative information.

IFRS 15 clarifies revenue recognition principles, provides a robust framework for recognizing revenue and cash flows arising from contracts with customers and enhances qualitative and quantitative disclosure requirements. IFRS 15 does not apply to insurance contracts, financial instruments and lease contracts.

The Company’s service arrangements are generally satisfied over time, with revenue measured and collected from customers within a short term, as services are rendered.

Adoption of IFRS 15 is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(II) IFRS Interpretation Committee (“IFRIC”) Interpretation 22 “Foreign Currency Transactions and Advance Consideration”

IFRIC 22 “Foreign Currency Transactions and Advance Consideration” was issued in December 2016 and is effective for annual periods beginning on or after January 1, 2018 and may be applied retrospectively or prospectively. IFRIC 22 addresses which foreign exchange rate to use to measure a foreign currency transaction when advance payments are made or received and non-monetary assets or liabilities are recognized prior to recognition of the underlying transaction. IFRIC 22 does not relate to goods or services accounted for at fair value or at the fair value of consideration paid or received at a date other than the date of initial recognition of the non-monetary asset or liability, or to income taxes, insurance contracts or reinsurance contracts. The foreign exchange rate on the day of the advance payment is used to measure the foreign currency transaction. If multiple advance payments are made or received, each payment is measured separately. The Company is assessing the impact of this standard. Adoption of IFRIC 22 is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(III) Amendments to IFRS 2 “Share-Based Payment”

Amendments to IFRS 2 “Share-Based Payment” were issued in June 2016 and are effective for annual periods beginning on or after January 1, 2018, to be applied prospectively. The amendments clarify the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; provide guidance on the classification of share-based payment transactions with net settlement features for withholding tax obligations; and clarify accounting for modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(IV) IFRS 9 “Financial Instruments”

IFRS 9 “Financial Instruments” was issued in November 2009 and amended in October 2010, November 2013 and July 2014, and is effective for years beginning on or after January 1, 2018, to be applied retrospectively, or on a modified retrospective basis. Additionally, the IASB issued amendments in October 2017 that are effective for annual periods beginning on or after January 1, 2019. The standard is intended to replace IAS 39 “Financial Instruments: Recognition and Measurement”.

The project has been divided into three phases: classification and measurement, impairment of financial assets, and hedge accounting. IFRS 9’s current classification and measurement methodology provides that financial assets are measured at either amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets. The classification and measurement for financial liabilities remains generally unchanged; however, for a financial liability designated as at fair value through profit or loss, revisions have been made in the accounting for changes in fair value attributable to changes in the credit risk of that liability. Gains or losses caused by changes in an entity’s own credit risk on such liabilities are no longer recognized in profit or loss but instead are reflected in OCI.

Revisions to hedge accounting were issued in November 2013 as part of the overall IFRS 9 project. The amendment introduces a new hedge accounting model, together with corresponding disclosures about risk management activities for those applying hedge accounting. The new model represents a substantial overhaul of hedge accounting that will enable entities to better reflect their risk management activities in their financial statements.

Revisions issued in July 2014 replace the existing incurred loss model used for measuring the allowance for credit losses with an expected credit loss model. Changes were also made to the existing classification and measurement model designed primarily to address specific application issues raised by early adopters of the standard. The revision also addresses the income statement accounting mismatches and short-term volatility issues which have been identified as a result of the insurance contracts project.

Revisions issued in October 2017 allow financial assets to be measured at amortized cost or fair value through OCI even if the lender is required to pay a reasonable compensation in the event of an early termination of the contract by the borrower (also referred to as prepayment features with negative compensation).

The Company expects to defer IFRS 9 until January 1, 2021 as allowed under the amendments to IFRS 4 “Insurance Contracts” outlined below. The Company is assessing the impact of this standard.

(V) Amendments to IFRS 4 “Insurance Contracts”

Amendments to IFRS 4 “Insurance Contracts” were issued in September 2016, which are effective for annual periods beginning on or after January 1, 2018. The amendments introduce two approaches to address concerns about the differing effective dates of IFRS 9 “Financial Instruments” and IFRS 17 “Insurance Contracts”: the overlay approach and the deferral approach. The overlay approach provides an option for all issuers of insurance contracts to adjust profit or loss for eligible financial assets by removing any additional accounting volatility that may arise from applying IFRS 9 before IFRS 17 is implemented. The deferral approach provides companies whose activities are predominantly related to insurance an optional temporary exemption from applying IFRS 9 until January 1, 2021. The Company qualifies for the exemption and intends to defer IFRS 9 until January 1, 2021.

(VI) IFRS 17 “Insurance Contracts”

IFRS 17 was issued in May 2017 and is effective for years beginning on January 1, 2021, and to be applied retrospectively. If full retrospective application to a group of contracts is impractical, the modified retrospective or fair value methods may be used. The standard will replace IFRS 4 “Insurance Contracts” and will materially change the recognition and measurement of insurance contracts and the corresponding presentation and disclosures in the Company’s Financial Statements and MD&A. The Company is assessing the implications of this standard and expects that it will have a significant impact on the Company’s Consolidated Financial Statements. In addition, in certain jurisdictions, including Canada, it could have a material effect on tax and regulatory capital positions that are dependent upon IFRS accounting values.

For life insurance companies, such as Manulife, that have long-duration products and/or regulatory and tax regimes dependent upon IFRS accounting values, the Company believes that an effective date of January 1, 2021 is aggressive. Therefore, while the Company’s implementation project is well underway, the Company and others in the life insurance industry are encouraging the IASB to defer the effective date.

(VII) IFRS 16 “Leases”

IFRS 16 “Leases” was issued in January 2016 and is effective for years beginning on or after January 1, 2019, to be applied retrospectively or on a modified retrospective basis. It will replace IAS 17 “Leases” and IFRIC 4 “Determining whether an arrangement contains a lease”. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, the customer (“lessee”) and the supplier (“lessor”). The standard brings most leases on-balance sheet for lessees under a single model, eliminating the previous classifications of operating and finance leases. Exemptions to this treatment are for lease contracts with low value assets or leases with duration of less than one year. The on-balance sheet treatment will result in the grossing up of the balance sheet due to right-of-use assets being recognized with offsetting liabilities. Lessor accounting will remain largely unchanged with previous classifications of operating and finance leases being maintained. The Company is assessing the impact of this standard.

(VIII) IFRS Interpretation Committee (“IFRIC”) Interpretation 23 “Uncertainty over Income Tax Treatments”

IFRIC 23 “Uncertainty over Income Tax Treatments” was issued in June 2017 and is effective for years beginning on or after January 1, 2019, to be applied retrospectively. IFRIC 23 provides guidance on applying the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments including whether uncertain tax treatments should be considered together or separately based on which approach better predicts resolution of the uncertainty. Adoption of IFRIC 23 is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(IX) Amendments to IAS 28 “Investments in Associates and Joint Ventures”

Amendments to IAS 28 “Investments in Associates and Joint Ventures” were issued in October 2017 and are effective for annual periods beginning on or after January 1, 2019, to be applied retrospectively. The amendments clarify that an entity applies IFRS 9 “Financial Instruments” to financial interests in an associate or joint venture to which the equity method is not applied. IAS 39 is being applied to these interests until IFRS 9 is adopted in 2021. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(X) Annual Improvements 2015 – 2017 Cycle

Annual Improvements 2015 – 2017 Cycle was issued in December 2017 and is effective for years beginning on or after January 1, 2019. The IASB issued three minor amendments to different standards as part of the Annual Improvements process, with the amendments to be applied prospectively. Adoption of these amendments is not expected to have significant impact on the Company’s Consolidated Financial Statements.